Note 16 - Earnings (Losses) Per Share (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Dividends, Preferred Stock, Total	$ 15,448	$ 15,461